Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income	R$ 14,502,765	R$ 21,456,770	R$ 23,380,804
Financial assets at fair value through other comprehensive income
- Net change in fair value	7,174,835	(5,720,405)	(13,601,053)
- Gains/(losses) reclassified to profit or loss	1,841,022	2,663,816	(1,081,393)
- Tax effect	(3,713,554)	1,359,598	6,045,476
Unrealized gains/(losses) on hedge
- Cash flow hedge	738,831	545,684	(1,962,706)
- Hedge of investment abroad	(5,799)	142,459	(224,055)
- Tax effect	(343,838)	(330,046)	1,021,384
Foreign exchange differences on translations of foreign operations
Foreign currency translation differences of foreign operations	11,915	(75,132)	(19,107)
Net change in fair value of equity instruments at fair value through other comprehensive income	(956,499)	(1,255,620)	1,080,075
Tax effect	331,966	455,199	(441,363)
Other	(1,200,819)	2,501,729	73,830
Total other comprehensive income	3,878,060	287,282	(9,108,912)
Total comprehensive income	18,380,825	21,744,052	14,271,892
Attributable to shareholders:
Shareholders of the parent	18,129,389	21,510,546	14,063,410
Non-controlling interests	R$ 251,436	R$ 233,506	R$ 208,482